Segments (Summary Of Segment Information) (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 19, 2013
Segment Reporting Information [Line Items]
Operating revenues	$ 536.0	$ 629.1	$ 630.7	$ 641.5	$ 731.5	$ 994.9	$ 1,033.8	$ 923.9	$ 964.9	$ 2,632.8	$ 3,917.5	$ 1,412.6
Intersegment Revenues	0.0				0.0					0.0	0.0
Costs of product/services sold	363.4				529.7					1,883.5	3,154.8	995.4
Operations and maintenance	41.7				50.6					188.7	195.4	103.4
General and administrative	22.2				25.6					105.6	91.7	84.1
Gain (loss) on long-lived assets, net	0.0				(0.8)					227.8	35.1	(5.3)
Goodwill impairment	(109.7)	(470.6)			0.0					(1,149.1)	(48.8)	(4.1)
Loss on contingent consideration (Note 15)										0.0	(8.6)	(31.4)
Earnings from unconsolidated affiliates, net	6.5	(72.0)	2.8	5.0	3.4	0.6	0.3	(1.5)	(0.1)	(60.8)	(0.7)	(0.1)
EBITDA	5.5				128.2					(982.7)	382.4	199.4
Goodwill	975.8	1,085.5				2,234.6				1,085.5	2,234.6	2,295.1	$ 1,532.7
Assets	5,767.4	5,963.6				7,785.2				5,963.6	7,785.2
Payments to Acquire Property, Plant, and Equipment	55.6				47.4					182.7	421.7	339.3
Scenario, Previously Reported
Segment Reporting Information [Line Items]
Assets		6,004.5								6,004.5
Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Operating revenues	536.0	629.1	630.7	641.5	731.5	997.2	1,036.2	926.3	971.6	2,632.8	3,931.3	1,426.7
Intersegment Revenues	0.0				0.0					0.0	0.0
Costs of product/services sold	363.4				529.7					1,883.5	3,165.3	1,002.3
Operations and maintenance	41.8				50.6					190.2	203.3	104.6
General and administrative	23.0				27.5					116.3	100.2	93.5
Gain (loss) on long-lived assets, net	0.0				(1.0)					821.2	1.9	(5.3)
Goodwill impairment	(109.7)	(515.4)			0.0					(1,406.3)	(48.8)	(4.1)
Loss on contingent consideration (Note 15)											(8.6)	(31.4)
Earnings from unconsolidated affiliates, net	6.5	(72.0)	$ 2.8	$ 5.0	3.4	0.6	$ 0.3	$ (1.5)	$ (0.1)	(60.8)	(0.7)	(0.1)
Other income, net	0.1				0.2					0.6	0.6	0.2
EBITDA	4.7				126.3					(1,844.9)	403.1	196.2
Goodwill	975.8	1,085.5				2,491.8				1,085.5	2,491.8	2,552.3	$ 2,134.8
Assets	5,570.0	5,762.8				8,461.4				5,762.8	8,461.4
Payments to Acquire Property, Plant, and Equipment	55.6				47.4					182.7	424.0	347.0
Crestwood Equity Partners LP | Scenario, Previously Reported
Segment Reporting Information [Line Items]
Assets		5,803.7								5,803.7
Gathering systems and pipelines
Segment Reporting Information [Line Items]
Operating revenues										1,381.0	2,166.8	510.0
Intersegment Revenues										66.7	50.0
Costs of product/services sold										1,103.9	1,859.9	267.5
Operations and maintenance										89.0	102.8	58.7
General and administrative										0.0	0.0	0.0
Gain (loss) on long-lived assets, net										194.1	32.7	(5.4)
Goodwill impairment										(72.5)	(18.5)	(4.1)
Loss on contingent consideration (Note 15)											(8.6)	(31.4)
Earnings from unconsolidated affiliates, net										(43.4)	0.5	0.1
EBITDA										(55.2)	194.8	153.8
Goodwill		54.5				127.0				54.5	127.0
Assets		2,541.6				2,941.6				2,541.6	2,941.6
Payments to Acquire Property, Plant, and Equipment										132.7	327.9	290.7
Gathering systems and pipelines | Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Operating revenues										1,381.0	2,166.8
Intersegment Revenues										66.7	50.0
Costs of product/services sold										1,103.9	1,859.9
Operations and maintenance										89.0	102.8
General and administrative										0.0	0.0
Gain (loss) on long-lived assets, net										787.3	32.7
Goodwill impairment										(329.7)	(18.5)
Loss on contingent consideration (Note 15)											(8.6)
Earnings from unconsolidated affiliates, net										(43.4)	0.5
Other income, net										0.0	0.0
EBITDA										(905.6)	194.8
Goodwill		54.5				384.2				54.5	384.2
Assets		2,325.2				3,593.6				2,325.2	3,593.6
Payments to Acquire Property, Plant, and Equipment										132.7	327.9
Storage and Transportation
Segment Reporting Information [Line Items]
Operating revenues	59.4				67.6					266.3	250.8	116.8
Intersegment Revenues	0.4				0.0					0.0	0.0
Costs of product/services sold	2.9				5.3					20.1	22.8	12.8
Operations and maintenance	7.1				6.4					30.2	22.1	12.4
General and administrative	0.0				0.0					0.0	0.0	0.0
Gain (loss) on long-lived assets, net					(0.5)					1.4	(0.6)	0.0
Goodwill impairment	(13.7)									(623.4)	0.0	0.0
Loss on contingent consideration (Note 15)											0.0	0.0
Earnings from unconsolidated affiliates, net	1.4				0.9					(17.4)	(1.2)	(0.2)
EBITDA	37.5				56.3					(426.2)	205.3	91.4
Goodwill	757.5	771.2				1,394.6				771.2	1,394.6
Assets	2,185.0	2,216.7				2,423.3				2,216.7	2,423.3
Payments to Acquire Property, Plant, and Equipment	3.3				4.1					26.4	36.4	35.7
Storage and Transportation | Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Operating revenues	59.4				67.6					266.3	264.6	130.9
Intersegment Revenues	0.4				0.0					0.0	0.0
Costs of product/services sold	2.9				5.3					20.1	33.3	19.7
Operations and maintenance	7.2				6.4					31.7	28.8	14.2
General and administrative	0.0				0.0					0.0	0.0	0.0
Gain (loss) on long-lived assets, net					(0.7)					1.6	(33.8)	0.0
Goodwill impairment	(13.7)									(623.4)	0.0	0.0
Loss on contingent consideration (Note 15)											0.0	0.0
Earnings from unconsolidated affiliates, net	1.4				0.9					(17.4)	(1.2)	(0.2)
Other income, net	0.0				0.0					0.0	0.0	0.0
EBITDA	37.4				56.1					(427.9)	235.1	96.8
Goodwill	757.5	771.2				1,394.6				771.2	1,394.6
Assets	2,185.7	2,217.4				2,423.3				2,217.4	2,423.3
Payments to Acquire Property, Plant, and Equipment	3.3				4.1					26.4	37.0	43.4
Marketing Supply and Logistics
Segment Reporting Information [Line Items]
Operating revenues	237.7				313.6					985.5	1,499.9	785.8
Intersegment Revenues	(20.9)				(10.1)					(66.7)	(50.0)
Costs of product/services sold	180.7				257.7					759.5	1,272.1	715.1
Operations and maintenance	16.8				20.1					69.5	70.5	32.3
General and administrative	0.0				0.0					0.0	0.0	0.0
Gain (loss) on long-lived assets, net					0.0					32.3	3.0	0.1
Goodwill impairment	(87.4)									(453.2)	(30.3)	0.0
Loss on contingent consideration (Note 15)											0.0	0.0
Earnings from unconsolidated affiliates, net	0.0				0.0					0.0	0.0	0.0
EBITDA	(68.1)				25.7					(395.7)	74.0	38.3
Goodwill	172.4	259.8				713.0				259.8	713.0
Assets	924.4	1,083.7				2,240.6				1,083.7	2,240.6
Payments to Acquire Property, Plant, and Equipment	7.1				6.9					22.8	50.9	11.9
Marketing Supply and Logistics | Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Operating revenues	237.7				313.6					985.5	1,499.9	785.8
Intersegment Revenues	(20.9)				(10.1)					(66.7)	(50.0)
Costs of product/services sold	180.7				257.7					759.5	1,272.1	715.1
Operations and maintenance	16.8				20.1					69.5	71.7	31.7
General and administrative	0.0				0.0					0.0		0.0
Gain (loss) on long-lived assets, net					0.0					32.3	3.0	0.1
Goodwill impairment	(87.4)									(453.2)	(30.3)	0.0
Loss on contingent consideration (Note 15)											0.0	0.0
Earnings from unconsolidated affiliates, net	0.0				0.0					0.0	0.0	0.0
Other income, net	0.0				0.0					0.0	0.0	0.0
EBITDA	(68.1)				25.7					(395.7)	72.8	38.9
Goodwill	172.4	259.8				713.0				259.8	713.0
Assets	924.4	1,083.7				2,240.6				1,083.7	2,240.6
Payments to Acquire Property, Plant, and Equipment	7.1				6.9					22.8	50.9	11.9
Corporate
Segment Reporting Information [Line Items]
Operating revenues	0.0				0.0					0.0	0.0	0.0
Intersegment Revenues	0.0				0.0					0.0	0.0
Costs of product/services sold	0.0				0.0					0.0	0.0	0.0
Operations and maintenance	0.0				0.0					0.0	0.0	0.0
General and administrative	22.2				25.6					105.6	91.7	84.1
Gain (loss) on long-lived assets, net					0.0					0.0	0.0	0.0
Goodwill impairment	0.0									0.0	0.0	0.0
Loss on contingent consideration (Note 15)											0.0	0.0
Earnings from unconsolidated affiliates, net	0.0				0.0					0.0	0.0	0.0
EBITDA	(22.2)				(25.6)					(105.6)	(91.7)	(84.1)
Goodwill	0.0	0.0				0.0				0.0	0.0
Assets	123.9	162.5				179.7				162.5	179.7
Payments to Acquire Property, Plant, and Equipment	0.9				0.2					0.8	6.5	1.0
Corporate | Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Operating revenues	0.0				0.0					0.0	0.0	0.0
Intersegment Revenues	0.0				0.0					0.0	0.0
Costs of product/services sold	0.0				0.0					0.0	0.0	0.0
Operations and maintenance	0.0				0.0					0.0	0.0	0.0
General and administrative	23.0				27.5					116.3	100.2	93.5
Gain (loss) on long-lived assets, net					0.0					0.0	0.0	0.0
Goodwill impairment	0.0									0.0	0.0	0.0
Loss on contingent consideration (Note 15)											0.0	0.0
Earnings from unconsolidated affiliates, net	0.0				0.0					0.0	0.0	0.0
Other income, net	0.1				0.2					0.6	0.6	0.2
EBITDA	(22.9)				(27.3)					(115.7)	(99.6)	(93.3)
Goodwill	0.0	0.0				0.0				0.0	0.0
Assets	138.7	$ 177.4				$ 203.9				177.4	203.9
Payments to Acquire Property, Plant, and Equipment	0.9				0.2					$ 0.8	$ 8.2	1.0
Gathering and Processing Operations
Segment Reporting Information [Line Items]
Operating revenues	238.9				350.3
Intersegment Revenues	20.5				10.1
Costs of product/services sold	179.8				266.7
Operations and maintenance	17.8				24.1
General and administrative	0.0				0.0
Gain (loss) on long-lived assets, net					(0.3)
Goodwill impairment	(8.6)
Earnings from unconsolidated affiliates, net	5.1				2.5
EBITDA	58.3				71.8
Goodwill	45.9
Assets	2,534.1
Payments to Acquire Property, Plant, and Equipment	44.3				36.2
Gathering and Processing Operations | Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Operating revenues	238.9				350.3							510.0
Intersegment Revenues	20.5				10.1
Costs of product/services sold	179.8				266.7							267.5
Operations and maintenance	17.8				24.1							58.7
General and administrative	0.0				0.0							0.0
Gain (loss) on long-lived assets, net					(0.3)							(5.4)
Goodwill impairment	(8.6)											(4.1)
Loss on contingent consideration (Note 15)												(31.4)
Earnings from unconsolidated affiliates, net	5.1				2.5							0.1
Other income, net	0.0				0.0							0.0
EBITDA	58.3				71.8							153.8
Goodwill	45.9
Assets	2,321.2
Payments to Acquire Property, Plant, and Equipment	$ 44.3				$ 36.2							$ 290.7